Reconciliation between Financial Statements and Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per financial statements	$402,880,234	$351,152,289
Deemed loans not reported on Form 5500	(1,160,892)	(1,083,248)
Net assets available for benefits per Form 5500	$401,719,342	$350,069,041

The following is a reconciliation of the change in net assets available for benefits per the financial statements to the Form 5500:

Year Ended December 31, 2025
Net increase in net assets available for benefits per financial statements	$51,727,945
Less: deemed loans not reported on Form 5500 at December 31, 2025	(1,160,892)
Plus: deemed loans not reported on Form 5500 at December 31, 2024	1,083,248
Net increase in net assets available for benefits per Form 5500	$51,650,301